Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Related party transactions
Amounts due to related parties	¥ 477	¥ 388		$ 65
Related Party [Member]
Related party transactions
Amounts due from related parties	1,218	9,212		$ 167
Related Party [Member] | Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties		1,176	¥ 1,225
Related Party [Member] | Xingying
Related party transactions
Amounts due to related parties		66
Related Party [Member] | Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties	681	1,157	836
Related Party [Member] | First BCC
Related party transactions
Amounts due to related parties	412
Related Party [Member] | First BCC | Provision of service
Related party transactions
Amount of transaction entered with related parties	2,012
Related Party [Member] | Beijing Mevos
Related party transactions
Amounts due to related parties	65	65
Related Party [Member] | Beijing Mevos | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	¥ 274	716	1,637
Related Party [Member] | Sharing New Medical
Related party transactions
Amounts due from related parties		¥ 8,489
Loan, interest rate (as a percent)	4.35%	4.35%		4.35%
Related Party [Member] | Sharing New Medical | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 4,954	¥ 8,330	18,130
Related Party [Member] | Sharing New Medical | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	13,230	18,620
Related Party [Member] | Sharing New Medical | Interest income
Related party transactions
Amount of transaction entered with related parties	377	868	1,148
Related Party [Member] | Sharing New Medical | Impairment
Related party transactions
Amount of transaction entered with related parties	13,843
Related Party [Member] | Future Light | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	1,149	1,696	1,348
Related Party [Member] | Yinchuxing | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	412	412	407
Related Party [Member] | Zhejiang Xinyang
Related party transactions
Amounts due from related parties	500
Related Party [Member] | Zhejiang Xinyang | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	500
Related Party [Member] | Chutian | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	134	134	113
Related Party [Member] | Beijing Souyang
Related party transactions
Amounts due from related parties	638	638
Amounts due to related parties		236
Related Party [Member] | Beijing Souyang | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties		318	¥ 582
Related Party [Member] | Other
Related party transactions
Amounts due from related parties	80	85
Amounts due to related parties		21
Related Party [Member] | Other | Provision of service
Related party transactions
Amount of transaction entered with related parties	213	124
Related Party [Member] | Other | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	¥ 168	¥ 189